UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2019

Date of reporting period:	October 31, 2018

Item 1. Schedule of Investments:

	Putnam RetirementReady Funds
	The fund's portfolios
	10/31/18 (Unaudited)
	Putnam RetirementReady 2060 Fund	Shares	Value

	Absolute Return Funds (10.7%)*
	Putnam Fixed Income Absolute Return Fund Class P(AFF)	774	$7,550
	Putnam Multi-Asset Absolute Return Fund Class P(AFF)	10,421	119,533

	Total Absolute Return Funds (cost $132,235)		$127,083

	Asset Allocation Funds (89.0%)*
	Putnam Dynamic Asset Allocation Equity Fund Class P(AFF)	67,467	$863,575
	Putnam Dynamic Asset Allocation Growth Fund Class P(AFF)	11,353	190,392

	Total Asset Allocation Funds (cost $1,104,213)		$1,053,967

	Fixed Income Funds (0.5%)*
	Putnam Government Money Market Fund Class G(AFF)	5,946	$5,946

	Total Fixed Income Funds (cost $5,946)		$5,946

	Total Investments (cost $1,242,394)		$1,186,996
*	Percentages indicated are based on net assets of $1,184,841.

	Putnam RetirementReady 2055 Fund	Shares	Value

	Absolute Return Funds (11.1%)*
	Putnam Fixed Income Absolute Return Fund Class P(AFF)	21,143	$206,359
	Putnam Multi-Asset Absolute Return Fund Class P(AFF)	188,961	2,167,384

	Total Absolute Return Funds (cost $2,483,140)		$2,373,743

	Asset Allocation Funds (88.5%)*
	Putnam Dynamic Asset Allocation Equity Fund Class P(AFF)	1,087,042	$13,914,133
	Putnam Dynamic Asset Allocation Growth Fund Class P(AFF)	297,901	4,995,796

	Total Asset Allocation Funds (cost $19,484,471)		$18,909,929

	Fixed Income Funds (0.5%)*
	Putnam Government Money Market Fund Class G(AFF)	100,964	$100,964

	Total Fixed Income Funds (cost $100,964)		$100,964

	Total Investments (cost $22,068,575)		$21,384,636
*	Percentages indicated are based on net assets of $21,377,996.

	Putnam RetirementReady 2050 Fund	Shares	Value

	Absolute Return Funds (11.8%)*
	Putnam Fixed Income Absolute Return Fund Class P(AFF)	99,979	$975,792
	Putnam Multi-Asset Absolute Return Fund Class P(AFF)	502,677	5,765,707

	Total Absolute Return Funds (cost $6,946,497)		$6,741,499

	Asset Allocation Funds (87.7%)*
	Putnam Dynamic Asset Allocation Equity Fund Class P(AFF)	2,151,216	$27,535,559
	Putnam Dynamic Asset Allocation Growth Fund Class P(AFF)	1,340,061	22,472,822

	Total Asset Allocation Funds (cost $50,312,958)		$50,008,381

	Fixed Income Funds (0.5%)*
	Putnam Government Money Market Fund Class G(AFF)	265,281	$265,281

	Total Fixed Income Funds (cost $265,281)		$265,281

	Total Investments (cost $57,524,736)		$57,015,161
*	Percentages indicated are based on net assets of $56,999,796.

	Putnam RetirementReady 2045 Fund	Shares	Value

	Absolute Return Funds (13.3%)*
	Putnam Fixed Income Absolute Return Fund Class P(AFF)	176,932	$1,726,860
	Putnam Multi-Asset Absolute Return Fund Class P(AFF)	604,291	6,931,212

	Total Absolute Return Funds (cost $8,948,624)		$8,658,072

	Asset Allocation Funds (85.7%)*
	Putnam Dynamic Asset Allocation Equity Fund Class P(AFF)	1,406,970	$18,009,219
	Putnam Dynamic Asset Allocation Growth Fund Class P(AFF)	2,244,538	37,640,904

	Total Asset Allocation Funds (cost $56,926,617)		$55,650,123

	Fixed Income Funds (0.7%)*
	Putnam Government Money Market Fund Class G(AFF)	442,772	$442,772

	Total Fixed Income Funds (cost $442,772)		$442,772

	Total Investments (cost $66,318,013)		$64,750,967
*	Percentages indicated are based on net assets of $64,923,290.

	Putnam RetirementReady 2040 Fund	Shares	Value

	Absolute Return Funds (17.6%)*
	Putnam Fixed Income Absolute Return Fund Class P(AFF)	516,480	$5,040,844
	Putnam Multi-Asset Absolute Return Fund Class P(AFF)	1,846,781	21,182,580

	Total Absolute Return Funds (cost $26,996,036)		$26,223,424

	Asset Allocation Funds (80.2%)*
	Putnam Dynamic Asset Allocation Balanced Fund Class P(AFF)	585,040	$8,687,844
	Putnam Dynamic Asset Allocation Equity Fund Class P(AFF)	808,398	10,347,494
	Putnam Dynamic Asset Allocation Growth Fund Class P(AFF)	5,973,704	100,179,021

	Total Asset Allocation Funds (cost $118,564,248)		$119,214,359

	Fixed Income Funds (2.2%)*
	Putnam Government Money Market Fund Class G(AFF)	3,231,318	$3,231,318

	Total Fixed Income Funds (cost $3,231,318)		$3,231,318

	Total Investments (cost $148,791,602)		$148,669,101
*	Percentages indicated are based on net assets of $148,646,275.

	Putnam RetirementReady 2035 Fund	Shares	Value

	Absolute Return Funds (24.6%)*
	Putnam Fixed Income Absolute Return Fund Class P(AFF)	768,591	$7,501,447
	Putnam Multi-Asset Absolute Return Fund Class P(AFF)	1,859,754	21,331,377

	Total Absolute Return Funds (cost $29,751,842)		$28,832,824

	Asset Allocation Funds (72.1%)*
	Putnam Dynamic Asset Allocation Balanced Fund Class P(AFF)	2,189,279	$32,510,792
	Putnam Dynamic Asset Allocation Growth Fund Class P(AFF)	3,093,334	51,875,207

	Total Asset Allocation Funds (cost $86,389,119)		$84,385,999

	Fixed Income Funds (3.3%)*
	Putnam Government Money Market Fund Class G(AFF)	3,888,841	$3,888,841

	Total Fixed Income Funds (cost $3,888,841)		$3,888,841

	Total Investments (cost $120,029,802)		$117,107,664
*	Percentages indicated are based on net assets of $117,090,430.

	Putnam RetirementReady 2030 Fund	Shares	Value

	Absolute Return Funds (33.3%)*
	Putnam Fixed Income Absolute Return Fund Class P(AFF)	2,190,733	$21,381,550
	Putnam Multi-Asset Absolute Return Fund Class P(AFF)	3,666,330	42,052,809

	Total Absolute Return Funds (cost $64,986,365)		$63,434,359

	Asset Allocation Funds (62.2%)*
	Putnam Dynamic Asset Allocation Balanced Fund Class P(AFF)	6,273,960	$93,168,298
	Putnam Dynamic Asset Allocation Conservative Fund Class P(AFF)	366,419	3,847,399
	Putnam Dynamic Asset Allocation Growth Fund Class P(AFF)	1,280,379	21,471,950

	Total Asset Allocation Funds (cost $118,722,528)		$118,487,647

	Fixed Income Funds (4.4%)*
	Putnam Government Money Market Fund Class G(AFF)	8,469,415	$8,469,415

	Total Fixed Income Funds (cost $8,469,415)		$8,469,415

	Total Investments (cost $192,178,308)		$190,391,421
*	Percentages indicated are based on net assets of $190,496,656.

	Putnam RetirementReady 2025 Fund	Shares	Value

	Absolute Return Funds (43.6%)*
	Putnam Fixed Income Absolute Return Fund Class P(AFF)	2,124,716	$20,737,229
	Putnam Multi-Asset Absolute Return Fund Class P(AFF)	2,914,905	33,433,958

	Total Absolute Return Funds (cost $55,856,994)		$54,171,187

	Asset Allocation Funds (50.8%)*
	Putnam Dynamic Asset Allocation Balanced Fund Class P(AFF)	2,959,520	$43,948,875
	Putnam Dynamic Asset Allocation Conservative Fund Class P(AFF)	1,824,591	19,158,209

	Total Asset Allocation Funds (cost $64,145,431)		$63,107,084

	Fixed Income Funds (5.6%)*
	Putnam Government Money Market Fund Class G(AFF)	6,983,600	$6,983,600

	Total Fixed Income Funds (cost $6,983,600)		$6,983,600

	Total Investments (cost $126,986,025)		$124,261,871
*	Percentages indicated are based on net assets of $124,256,144.

	Putnam RetirementReady 2020 Fund	Shares	Value

	Absolute Return Funds (55.3%)*
	Putnam Fixed Income Absolute Return Fund Class P(AFF)	5,097,423	$49,750,844
	Putnam Multi-Asset Absolute Return Fund Class P(AFF)	5,017,122	57,546,390

	Total Absolute Return Funds (cost $110,638,589)		$107,297,234

	Asset Allocation Funds (38.6%)*
	Putnam Dynamic Asset Allocation Balanced Fund Class P(AFF)	1,179,931	$17,521,982
	Putnam Dynamic Asset Allocation Conservative Fund Class P(AFF)	5,465,697	57,389,821

	Total Asset Allocation Funds (cost $75,862,058)		$74,911,803

	Fixed Income Funds (6.1%)*
	Putnam Government Money Market Fund Class G(AFF)	11,850,553	$11,850,553

	Total Fixed Income Funds (cost $11,850,553)		$11,850,553

	Total Investments (cost $198,351,200)		$194,059,590
*	Percentages indicated are based on net assets of $193,920,114.

	Putnam Retirement Income Fund Lifestyle 1	Shares	Value

	Absolute Return Funds (60.3%)*
	Putnam Fixed Income Absolute Return Fund Class P(AFF)	3,163,730	$30,878,008
	Putnam Multi-Asset Absolute Return Fund Class P(AFF)	2,622,144	30,075,994

	Total Absolute Return Funds (cost $62,722,488)		$60,954,002

	Asset Allocation Funds (33.6%)*
	Putnam Dynamic Asset Allocation Conservative Fund Class P(AFF)	3,237,158	$33,990,162

	Total Asset Allocation Funds (cost $34,130,262)		$33,990,162

	Fixed Income Funds (6.1%)*
	Putnam Government Money Market Fund Class G(AFF)	6,147,252	$6,147,252

	Total Fixed Income Funds (cost $6,147,252)		$6,147,252

	Total Investments (cost $103,000,002)		$101,091,416
*	Percentages indicated are based on net assets of $101,071,328.

Notes to The fund's portfolio
	Unless noted otherwise, the notes to the funds' portfolios are for the close of each fund's reporting period, which ran from August 1, 2018 through October 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.
(AFF)	Affiliated Company.
	Security valuation: The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.
	ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:
	Level 1 : Valuations based on quoted prices for identical securities in active markets.
	Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
	Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.
	The following is a summary of the inputs used to value the funds' net assets as of the close of the reporting period:
			Valuation inputs

	Investments in securities:	Level 1	Level 2	Level 3	Total
	Putnam RetirementReady 2060 Fund	$1,186,996	$—	$—	$1,186,996
	Putnam RetirementReady 2055 Fund	21,384,636	—	—	21,384,636
	Putnam RetirementReady 2050 Fund	57,015,161	—	—	57,015,161
	Putnam RetirementReady 2045 Fund	64,750,967	—	—	64,750,967
	Putnam RetirementReady 2040 Fund	148,669,101	—	—	148,669,101
	Putnam RetirementReady 2035 Fund	117,107,664	—	—	117,107,664
	Putnam RetirementReady 2030 Fund	190,391,421	—	—	190,391,421
	Putnam RetirementReady 2025 Fund	124,261,871	—	—	124,261,871
	Putnam RetirementReady 2020 Fund	194,059,590	—	—	194,059,590
	Putnam Retirement Income Fund Lifestyle 1	101,091,416	—	—	101,091,416

Affiliated transactions
Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the voting securities, were as follows:
Putnam RetirementReady 2060 Fund
Affiliates	Fair value as of 7/31/18	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 10/31/18	Fair value as of 10/31/18

Putnam Fixed Income Absolute Return Fund Class P	$5,237	$2,853	$472	$55	$—	$—	$(68)	774	$7,550
Putnam Multi-Asset Absolute Return Fund Class P	84,524	45,970	7,631	—	—	(412)	(2,918)	10,421	119,533
Putnam Dynamic Asset Allocation Equity Fund Class P	658,293	316,799	62,730	—	—	1,615	(50,402)	67,467	863,575
Putnam Dynamic Asset Allocation Growth Fund Class P	142,910	69,431	12,601	—	—	(19)	(9,329)	11,353	190,392
Putnam Government Money Market Fund Class G	4,120	3,009	1,183	—	—	—	—	5,946	5,946

Totals	$895,084	$438,062	$84,617	$55	$—	$1,184	$(62,717)		$1,186,996
Putnam RetirementReady 2055 Fund
Affiliates	Fair value as of 7/31/18	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 10/31/18	Fair value as of 10/31/18

Putnam Fixed Income Absolute Return Fund Class P	$185,894	$51,118	$28,383	$1,935	$—	$(26)	$(2,244)	21,143	$206,359
Putnam Multi-Asset Absolute Return Fund Class P	2,251,756	318,838	325,850	—	—	8,335	(85,695)	188,961	2,167,384
Putnam Dynamic Asset Allocation Equity Fund Class P	16,446,088	1,469,359	3,086,957	—	—	530,200	(1,444,557)	1,087,042	13,914,133
Putnam Dynamic Asset Allocation Growth Fund Class P	4,886,147	1,138,427	730,901	—	—	88,053	(385,930)	297,901	4,995,796
Putnam Government Money Market Fund Class G	107,651	35,283	41,970	454	—	—	—	100,964	100,964

Totals	$23,877,536	$3,013,025	$4,214,061	$2,389	$—	$626,562	$(1,918,426)		$21,384,636
Putnam RetirementReady 2050 Fund
Affiliates	Fair value as of 7/31/18	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 10/31/18	Fair value as of 10/31/18

Putnam Fixed Income Absolute Return Fund Class P	$903,978	$186,617	$104,041	$9,408	$—	$(103)	$(10,659)	99,979	$975,792
Putnam Multi-Asset Absolute Return Fund Class P	5,839,835	779,899	649,290	—	—	27,650	(232,387)	502,677	5,765,707
Putnam Dynamic Asset Allocation Equity Fund Class P	32,578,477	2,674,839	5,918,914	—	—	1,110,689	(2,909,532)	2,151,216	27,535,559
Putnam Dynamic Asset Allocation Growth Fund Class P	22,260,546	4,074,185	2,533,285	—	—	340,291	(1,668,915)	1,340,061	22,472,822
Putnam Government Money Market Fund Class G	271,513	92,729	98,961	2,047	—	—	—	265,281	265,281

Totals	$61,854,349	$7,808,269	$9,304,491	$11,455	$—	$1,478,527	$(4,821,493)		$57,015,161
Putnam RetirementReady 2045 Fund
Affiliates	Fair value as of 7/31/18	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 10/31/18	Fair value as of 10/31/18

Putnam Fixed Income Absolute Return Fund Class P	$1,699,524	$238,384	$191,639	$17,311	$—	$(414)	$(18,995)	176,932	$1,726,860
Putnam Multi-Asset Absolute Return Fund Class P	6,723,543	1,229,821	775,012	—	—	24,612	(271,752)	604,291	6,931,212
Putnam Dynamic Asset Allocation Equity Fund Class P	23,325,258	2,042,533	6,207,700	—	—	1,110,313	(2,261,185)	1,406,970	18,009,219
Putnam Dynamic Asset Allocation Growth Fund Class P	37,591,573	6,599,956	4,309,221	—	—	575,546	(2,816,950)	2,244,538	37,640,904
Putnam Government Money Market Fund Class G	307,850	259,316	124,394	2,648	—	—	—	442,772	442,772

Totals	$69,647,748	$10,370,010	$11,607,966	$19,959	$—	$1,710,057	$(5,368,882)		$64,750,967
Putnam RetirementReady 2040 Fund
Affiliates	Fair value as of 7/31/18	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 10/31/18	Fair value as of 10/31/18

Putnam Fixed Income Absolute Return Fund Class P	$4,407,324	$917,668	$229,117	$46,748	$—	$(2,082)	$(52,949)	516,480	$5,040,844
Putnam Multi-Asset Absolute Return Fund Class P	19,737,186	3,197,646	1,003,892	—	—	34,967	(783,327)	1,846,781	21,182,580
Putnam Dynamic Asset Allocation Balanced Fund Class P	5,897,029	3,591,644	368,589	31,178	—	36,504	(468,744)	585,040	8,687,844
Putnam Dynamic Asset Allocation Equity Fund Class P	16,490,472	805,359	6,352,549	—	—	1,107,679	(1,703,467)	808,398	10,347,494
Putnam Dynamic Asset Allocation Growth Fund Class P	106,017,147	5,858,722	5,895,300	—	—	996,180	(6,797,728)	5,973,704	100,179,021
Putnam Government Money Market Fund Class G	2,660,193	884,237	313,112	13,397	—	—	—	3,231,318	3,231,318

Totals	$155,209,351	$15,255,276	$14,162,559	$91,323	$—	$2,173,248	$(9,806,215)		$148,669,101
Putnam RetirementReady 2035 Fund
Affiliates	Fair value as of 7/31/18	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 10/31/18	Fair value as of 10/31/18

Putnam Fixed Income Absolute Return Fund Class P	$6,483,928	$1,753,277	$653,806	$68,842	$—	$3,252	$(85,204)	768,591	$7,501,447
Putnam Multi-Asset Absolute Return Fund Class P	20,898,834	3,189,767	2,001,410	—	—	92,876	(848,690)	1,859,754	21,331,377
Putnam Dynamic Asset Allocation Balanced Fund Class P	27,110,465	9,799,116	2,839,114	141,748	—	277,108	(1,836,783)	2,189,279	32,510,792
Putnam Dynamic Asset Allocation Growth Fund Class P	66,398,884	4,620,066	16,317,922	—	—	2,292,992	(5,118,813)	3,093,334	51,875,207
Putnam Government Money Market Fund Class G	3,619,601	753,830	484,590	18,275	—	—	—	3,888,841	3,888,841

Totals	$124,511,712	$20,116,056	$22,296,842	$228,865	$—	$2,666,228	$(7,889,490)		$117,107,664
Putnam RetirementReady 2030 Fund
Affiliates	Fair value as of 7/31/18	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 10/31/18	Fair value as of 10/31/18

Putnam Fixed Income Absolute Return Fund Class P	$18,850,733	$3,914,742	$1,149,320	$199,327	$—	$14,120	$(248,725)	2,190,733	$21,381,550
Putnam Multi-Asset Absolute Return Fund Class P	40,575,918	5,365,399	2,393,630	—	—	109,897	(1,604,775)	3,666,330	42,052,809
Putnam Dynamic Asset Allocation Balanced Fund Class P	93,081,454	9,805,391	5,403,953	491,184	—	652,230	(4,966,824)	6,273,960	93,168,298
Putnam Dynamic Asset Allocation Conservative Fund Class P	1,966,822	2,184,365	168,276	15,172	—	6,644	(142,156)	366,419	3,847,399
Putnam Dynamic Asset Allocation Growth Fund Class P	34,894,836	1,731,101	14,101,112	—	—	1,795,463	(2,848,338)	1,280,379	21,471,950
Putnam Government Money Market Fund Class G	7,680,889	1,470,822	682,296	33,551	—	—	—	8,469,415	8,469,415

Totals	$197,050,652	$24,471,820	$23,898,587	$739,234	$—	$2,578,354	$(9,810,818)		$190,391,421
Putnam RetirementReady 2025 Fund
Affiliates	Fair value as of 7/31/18	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 10/31/18	Fair value as of 10/31/18

Putnam Fixed Income Absolute Return Fund Class P	$19,303,082	$3,509,134	$1,846,596	$199,822	$—	$45,754	$(274,145)	2,124,716	$20,737,229
Putnam Multi-Asset Absolute Return Fund Class P	32,948,207	4,758,914	3,091,254	—	—	133,896	(1,315,805)	2,914,905	33,433,958
Putnam Dynamic Asset Allocation Balanced Fund Class P	54,559,282	4,395,665	13,115,274	287,921	—	1,526,262	(3,417,060)	2,959,520	43,948,875
Putnam Dynamic Asset Allocation Conservative Fund Class P	15,652,880	5,809,133	1,655,311	97,705	—	72,222	(720,715)	1,824,591	19,158,209
Putnam Government Money Market Fund Class G	6,596,600	1,203,340	816,340	28,294	—	—	—	6,983,600	6,983,600

Totals	$129,060,051	$19,676,186	$20,524,775	$613,742	$—	$1,778,134	$(5,727,725)		$124,261,871
Putnam RetirementReady 2020 Fund
Affiliates	Fair value as of 7/31/18	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 10/31/18	Fair value as of 10/31/18

Putnam Fixed Income Absolute Return Fund Class P	$45,281,168	$8,217,046	$3,197,386	$471,884	$—	$19,972	$(569,956)	5,097,423	$49,750,844
Putnam Multi-Asset Absolute Return Fund Class P	58,529,242	5,072,825	3,993,420	—	—	(37,360)	(2,024,897)	5,017,122	57,546,390
Putnam Dynamic Asset Allocation Balanced Fund Class P	29,003,467	1,747,244	12,546,702	152,121	—	1,116,327	(1,798,354)	1,179,931	17,521,982
Putnam Dynamic Asset Allocation Conservative Fund Class P	55,073,497	8,072,585	3,822,897	323,520	—	160,531	(2,093,895)	5,465,697	57,389,821
Putnam Government Money Market Fund Class G	11,814,897	1,143,686	1,108,030	49,487	—	—	—	11,850,553	11,850,553

Totals	$199,702,271	$24,253,386	$24,668,435	$997,012	$—	$1,259,470	$(6,487,102)		$194,059,590
Putnam Retirement Income Fund Lifestyle 1
Affiliates	Fair value as of 7/31/18	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 10/31/18	Fair value as of 10/31/18

Putnam Fixed Income Absolute Return Fund Class P	$31,094,455	$2,450,320	$2,318,283	$313,966	$—	$84,719	$(433,203)	3,163,730	$30,878,008
Putnam Multi-Asset Absolute Return Fund Class P	31,064,700	2,412,651	2,317,901	—	—	(104,184)	(979,272)	2,622,144	30,075,994
Putnam Dynamic Asset Allocation Conservative Fund Class P	35,660,386	2,577,584	3,101,109	203,827	—	181,601	(1,328,300)	3,237,158	33,990,162
Putnam Government Money Market Fund Class G	6,169,788	601,213	623,749	26,967	—	—	—	6,147,252	6,147,252

Totals	$103,989,329	$8,041,768	$8,361,042	$544,760	$—	$162,136	$(2,740,775)		$101,091,416
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: December 27, 2018